Income Tax (Details) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Income Tax [Line Items]
Percentage of effective tax rates		(0.01%)	6.93%	23.05%
Statutory income tax rate		16.50%	16.50%	16.50%
Valuation Allowance (in Dollars)		$ 27,143	$ 27,143
HKD [Member]
Income Tax [Line Items]
Tax Rate	16.50%
HKD [Member] | Minimum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	8.25%
HKD [Member] | Maximum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	16.50%